                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/07

              Date of Reporting Period:  Six months ended 1/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2007		2006	2005	2004		7/31/2003	[2]
Net Asset Value, Beginning of Period	$9.88		$9.90	$9.95	$9.95		$9.95
Income From Investment Operations:
Net investment income	0.23		0.37	0.20	0.10		0.05
Net realized and unrealized gain (loss) on investments	0.02		(0.02)	(0.05)	(0.00	) [3]	(0.00	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.35	0.15	0.10		0.05
Less Distributions:
Distributions from net investment income	(0.23)		(0.37)	(0.20)	(0.10)		(0.05)
Net Asset Value, End of Period	$9.90		$9.88	$9.90	$9.95		$9.95
Total Return [4]	2.56%		3.64%	1.40%	0.78%		0.30%

Ratios to Average Net Assets:
Net expenses	0.70	% [5]	0.70%	0.70%	0.70%		0.70	% [5]
Net investment income	4.73	% [5]	3.79%	1.73%	0.76%		0.86	% [5]
Expense waiver/reimbursement [6]	0.42	% [5]	0.41%	0.35%	0.33%		0.31	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,905		$3,173	$4,255	$10,241		$5,936
Portfolio turnover	15%		70%	38%	86%		85	% [7]

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases or redemption payments; (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:	$1,000	$1,025.60	$3.57
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Fund's annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	57.2%
U.S. Government Agency Securities	11.7%
Repurchase Agreements--Cash	28.9%
Other Assets and Liabilities--Net [2]	2.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--37.5%
		Federal Home Loan Mortgage Corp. ARM--18.8%
$1,401,811		5.321%, 7/1/2033	$1,416,281
3,680,227		5.410%, 3/1/2033	3,697,024
9,582,465		5.524%, 8/1/2036	9,608,482
11,582,745		5.603%, 7/1/2036	11,649,391
9,819,128		5.661%, 2/1/2036	9,893,204
1,381,624		5.750%, 5/1/2033	1,393,926
2,378,040		6.796%, 7/1/2030	2,405,992
2,107,871		6.972%, 1/1/2027	2,143,140
2,821,912		7.118%, 9/1/2025	2,873,530
		TOTAL	45,080,970
		Federal National Mortgage Association ARM-18.7%
2,386,632		5.350%, 5/1/2036	2,399,303
11,155,966		5.420%, 6/1/2036	11,221,629
13,539,271		5.460%, 6/1/2036	13,624,230
3,623,659		6.210%, 4/1/2033	3,671,031
2,911,177		6.280%, 5/1/2040	2,935,054
521,313		6.280%, 5/1/2040	524,619
1,499,687		6.280%, 8/1/2040	1,515,233
1,431,072		6.540%, 9/1/2027	1,443,671
575,622		6.750%, 6/1/2028	588,316
5,733,095		6.910%, 4/1/2024	5,838,211
416,754		6.910%, 7/1/2033	420,033
218,282		7.050%, 8/1/2031	222,432
307,081		7.110%, 8/1/2032	313,492
		TOTAL	44,717,254
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $89,744,627)	89,798,224
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.6%
		Federal Home Loan Mortgage Corp. REMIC--8.7%
$1,644,940		Series 2539 FK, 5.670%, 10/15/2016	$1,651,272
7,550,571		Series 2571 FB, 5.670%, 2/15/2018	7,593,461
1,035,790		Series 2534 MF, 5.720%, 9/15/2030	1,036,907
400,241		Series 2395 FT, 5.770%, 12/15/2031	403,222
1,922,332		Series 2359 FA, 5.820%, 2/15/2029	1,933,823
2,588,097		Series 2554 FW, 5.820%, 11/15/2029	2,599,439
484,419		Series 2444 FT, 5.850%, 9/15/2029	486,888
147,928		Series 2452 FG, 5.870%, 3/15/2032	149,634
91,331		Series 2191 MF, 5.920%, 12/17/2027	91,400
1,841,669		Series 2396 FL, 5.920%, 12/15/2031	1,866,724
1,141,546		Series 2389 CD, 6.000%, 3/15/2016	1,143,907
328,859		Series 1640 FA, 6.175%, 12/15/2008	330,481
722,473		Series 1146 E, 6.425%, 9/15/2021	722,599
827,633		Series 1611 JA, 6.625%, 8/15/2023	831,353
		TOTAL	20,841,110
		Federal National Mortgage Association REMIC--6.3%
1,187,474		Series 2003-3 PB, 5.000%, 7/25/2012	1,183,601
3,658,519		Series 2003-15 FW, 5.670%, 12/25/2016	3,672,817
1,336,762		Series 1998-22 FA, 5.720%, 4/18/2028	1,345,224
255,432		Series 2002-50 FH, 5.720%, 12/25/2029	255,618
1,002,666		Series 2002-58 LF, 5.720%, 1/25/2029	1,005,009
4,038,637		Series 2002-82 FK, 5.770%, 10/25/2031	4,065,571
1,839,385		Series 2002-74 FV, 5.770%, 11/25/2032	1,852,158
508,016		Series 2001-34 FL, 5.820%, 8/25/2031	513,100
692,068		Series 2001-68 FD, 5.820%, 12/25/2031	699,584
135,587		Series 2002-39 FB, 5.870%, 3/18/2032	137,176
305,796		Series 1993-220 FA, 5.944%, 11/25/2013	308,716
76,192		Series 1994-12 C, 6.250%, 1/25/2009	75,807
		TOTAL	15,114,381
		Government National Mortgage Association REMIC--0.6%
997,096		Series 2001-21 FB, 5.720%, 1/16/2027	1,003,107
397,242		Series 1999-43 FA, 5.770%, 11/16/2029	398,392
		TOTAL	1,401,499
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,265,881)	37,356,990
Principal Amount			Value
		GOVERNMENT AGENCIES--11.7%
		Federal Home Loan Bank--1.9%
$500,000		5.350% 12/28/2007	$499,607
500,000		5.375% 2/28/2008	499,925
1,500,000		5.500% 6/21/2007	1,501,038
1,000,000		5.580% 8/14/2007	999,745
1,000,000		6.500% 8/15/2007	1,006,314
		TOTAL	4,506,629
		Federal Home Loan Bank Floating Rate Notes--3.8% [1]
4,000,000		5.205%, 3/19/2008	4,003,596
5,000,000		5.220%, 4/05/2007	4,999,102
		TOTAL	9,002,698
		Federal Home Loan Mortgage Corp.--0.2%
500,000		5.350%, 12/19/2007	499,464
		Federal Home Loan Mortgage Corp. Discount Notes--2.2% [2]
1,000,000		0.000%, 4/17/2007	988,619
1,000,000		0.000%, 5/1/2007	986,893
1,847,000		0.000%, 6/29/2007	1,807,036
1,603,000		0.000%, 1/7/2008	1,526,114
		TOTAL	5,308,662
		Federal Home Loan Mortgage Corp. Floating Rate Note--1.3% [1]
3,000,000		5.216%, 9/17/2007	3,001,385
		Federal National Mortgage Association--2.3%
2,040,000		3.750%, 5/17/2007	2,030,767
2,000,000		4.840%, 6/22/2007	1,996,293
1,000,000		5.150%, 11/21/2007	999,085
500,000		5.410%, 12/28/2007	499,574
		TOTAL	5,525,719
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $27,840,983)	27,844,557
		MORTGAGE-BACKED SECURITIES--4.1%
		Federal Home Loan Mortgage Corporation--0.8%
1,904,681		6.500%, 15 Year, 9/1/2018	1,945,580
		Federal National Mortgage Association--3.3%
71,224		7.500%, 30 Year, 1/1/2032	73,627
1,200,197		7.500%, 30 Year, 8/1/2032	1,239,579
6,422,239		7.000%, 30 Year, 7/1/2036	6,583,227
		TOTAL	7,896,433
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,942,119)	9,842,013
Principal Amount			Value
		REPURCHASE AGREEMENTS--28.9%
$30,000,000		Interest in $2,675,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	$30,000,000
6,134,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	6,134,000
30,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	30,000,000
3,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan Stanley & Co. Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	3,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	69,134,000
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $233,927,610) [4]	233,975,784
		OTHER ASSETS AND LIABILITIES - NET--2.2%	5,287,931
		TOTAL NET ASSETS--100%	$239,263,715

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities	$164,841,784
Investments in repurchase agreements	69,134,000
Total investments in securities, at value (identified cost $233,927,610)		$233,975,784
Cash		949
Income receivable		2,155,598
Receivable for shares sold		4,290,888
TOTAL ASSETS		240,423,219
Liabilities:
Payable for investments purchased	500,000
Payable for shares redeemed	92,475
Income distribution payable	518,041
Payable for Directors'/Trustees' fees	1,499
Payable for distribution services fee (Note 5)	1,640
Payable for shareholder services fee (Note 5)	5,502
Accrued expenses	40,347
TOTAL LIABILITIES		1,159,504
Net assets for 24,177,836 shares outstanding		$239,263,715
Net Assets Consist of:
Paid-in capital		$244,217,687
Net unrealized appreciation of investments		48,174
Accumulated net realized loss on investments		(5,004,079)
Undistributed net investment income		1,933
TOTAL NET ASSETS		$239,263,715
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$185,344,896 ÷ 18,729,292 shares outstanding, no par value, unlimited shares authorized		$9.90
Institutional Service Shares:
$45,013,671 ÷ 4,548,741 shares outstanding, no par value, unlimited shares authorized		$9.90
Class A Shares:
$8,905,148 ÷ 899,803 shares outstanding, no par value, unlimited shares authorized		$9.90
Offering price per share (100/98.00 of $9.90) [1]		$10.10
Redemption proceeds per share		$9.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$6,288,717
Expenses:
Investment adviser fee (Note 5)		$470,541
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		9,654
Transfer and dividend disbursing agent fees and expenses		31,776
Directors'/Trustees' fees		3,414
Auditing fees		10,607
Legal fees		5,013
Portfolio accounting fees		43,950
Distribution services fee--Class A Shares (Note 5)		6,172
Shareholder services fee--Institutional Service Shares (Note 5)		22,701
Shareholder services fee--Class A Shares (Note 5)		5,570
Share registration costs		24,570
Printing and postage		17,355
Insurance premiums		4,389
Miscellaneous		14,001
TOTAL EXPENSES		785,659
Waivers (Note 5):
Waiver of investment adviser fee	$(429,950)
Waiver of administrative personnel and services fee	(21,509)
Waiver of distribution services fee--Class A Shares	(632)
TOTAL WAIVERS		(452,091)
Net expenses			333,568
Net investment income			5,955,149
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,082
Net change in unrealized depreciation of investments			410,625
Net realized and unrealized gain on investments			411,707
Change in net assets resulting from operations			$6,366,856

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,955,149	$10,703,427
Net realized gain (loss) on investments	1,082	(913,213)
Net change in unrealized appreciation/depreciation of investments	410,625	40,924
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,366,856	9,831,138
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,694,446)	(8,309,719)
Institutional Service Shares	(1,141,242)	(2,254,131)
Class A Shares	(113,585)	(131,905)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,949,273)	(10,695,755)
Share Transactions:
Proceeds from sale of shares	67,966,880	118,174,910
Net asset value of shares issued to shareholders in payment of distributions declared	2,844,921	4,672,808
Cost of shares redeemed	(57,057,520)	(219,171,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,754,281	(96,323,806)
Change in net assets	14,171,864	(97,188,423)
Net Assets:
Beginning of period	225,091,851	322,280,274
End of period (including undistributed (distributions in excess of) net investment income of $1,933 and $(3,943), respectively)	$239,263,715	$225,091,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and the Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2007, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity.

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	5,898,700	$58,323,629	10,685,954	$105,637,354
Shares issued to shareholders in payment of distributions declared	168,679	1,668,570	249,280	2,464,760
Shares redeemed	(5,176,088)	(51,182,498)	(18,903,346)	(186,934,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	891,291	$8,809,701	(7,968,112)	$(78,832,175)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	153,342	$1,515,734	965,030	$9,541,883
Shares issued to shareholders in payment of distributions declared	108,956	1,077,764	211,588	2,091,834
Shares redeemed	(340,992)	(3,371,598)	(2,837,952)	(28,056,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(78,694)	$(778,100)	(1,661,334)	$(16,422,869)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	821,898	$8,127,517	303,113	$2,995,673
Shares issued to shareholders in payment of distributions declared	9,965	98,587	11,757	116,214
Shares redeemed	(253,271)	(2,503,424)	(422,892)	(4,180,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	578,592	$5,722,680	(108,022)	$(1,068,762)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,391,189	$13,754,281	(9,737,468)	$(96,323,806)

1 Shares purchased/redeemed prior to September 23, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $233,927,610. The net unrealized appreciation of investments for federal tax purposes was $48,174. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $489,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $440,872.

At July 31, 2006, the Fund had a capital loss carryforward of $4,283,146 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472
2014	$ 515,204

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $429,950 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.080% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, FSC voluntarily waived $632 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $3,346 of fees paid by the Fund.

For the six months ended January 31, 2007, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

For the six months ended January 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9. REVERSE SHARE SPLIT

Effective at the close of business on September 23, 2005, the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.98, $1.98 and $1.98 for the Fund's Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse split was $9.91, $9.90 and $9.91 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B706

30064 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004		2003		2002
Net Asset Value, Beginning of Period	$9.88		$9.90	$9.95	$9.95		$9.95		$9.95
Income From Investment Operations:
Net investment income	0.25		0.42	0.25	0.10		0.15		0.25
Net realized and unrealized gain (loss) on investments	0.02		(0.02)	(0.05)	(0.00	) [2]	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.40	0.20	0.10		0.15		0.25
Less Distributions:
Distributions from net investment income	(0.25)		(0.42)	(0.25)	(0.10)		(0.15)		(0.25)
Net Asset Value, End of Period	$9.90		$9.88	$9.90	$9.95		$9.95		$9.95
Total Return [3]	2.80%		4.11%	1.85%	1.24%		1.50%		2.69%

Ratios to Average Net Assets:
Net expenses	0.25	% [4]	0.25%	0.25%	0.25%		0.25%		0.25%
Net investment income	5.09	% [4]	4.17%	2.23%	1.21%		1.53%		2.53%
Expense waiver/reimbursement [5]	0.39	% [4]	0.36%	0.30%	0.28%		0.26%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,345		$176,206	$255,724	$556,072		$641,571		$755,418
Portfolio turnover	15%		70%	38%	86%		85%		73%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004		2003		2002
Net Asset Value, Beginning of Period	$9.88		$9.90	$9.95	$9.95		$9.95		$9.95
Income From Investment Operations:
Net investment income	0.25		0.42	0.25	0.10		0.15		0.25
Net realized and unrealized gain (loss) on investments	0.02		(0.03)	(0.10)	(0.00	) [2]	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.39	0.15	0.10		0.15		0.25
Less Distributions:
Distributions from net investment income	(0.25)		(0.41)	(0.20)	(0.10)		(0.15)		(0.25)
Net Asset Value, End of Period	$9.90		$9.88	$9.90	$9.95		$9.95		$9.95
Total Return [3]	2.75%		4.00%	1.75%	1.14%		1.40%		2.59%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]	0.35%	0.35%	0.35%		0.35%		0.35%
Net investment income	4.99	% [4]	4.10%	1.92%	1.11%		1.41%		2.40%
Expense waiver/reimbursement [5]	0.39	% [4]	0.47%	0.45%	0.43%		0.41%		0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,014		$45,713	$62,302	$321,444		$338,455		$295,802
Portfolio turnover	15%		70%	38%	86%		85%		73%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,028.00	$1.28
Institutional Service Shares	$1,000	$1,027.50	$1.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.95	$1.28
Institutional Service Shares	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.25%
Institutional Service Shares	0.35%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	57.2%
U.S. Government Agency Securities	11.7%
Repurchase Agreements--Cash	28.9%
Other Assets and Liabilities--Net [2]	2.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--37.5%
		Federal Home Loan Mortgage Corp. ARM--8.8%
$1,401,811		5.321%, 7/1/2033	$1,416,281
3,680,227		5.410%, 3/1/2033	3,697,024
9,582,465		5.524%, 8/1/2036	9,608,482
11,582,745		5.603%, 7/1/2036	11,649,391
9,819,128		5.661%, 2/1/2036	9,893,204
1,381,624		5.750%, 5/1/2033	1,393,926
2,378,040		6.796%, 7/1/2030	2,405,992
2,107,871		6.972%, 1/1/2027	2,143,140
2,821,912		7.118%, 9/1/2025	2,873,530
		TOTAL	45,080,970
		Federal National Mortgage Association ARM-18.7%
2,386,632		5.350%, 5/1/2036	2,399,303
11,155,966		5.420%, 6/1/2036	11,221,629
13,539,271		5.460%, 6/1/2036	13,624,230
3,623,659		6.210%, 4/1/2033	3,671,031
2,911,177		6.280%, 5/1/2040	2,935,054
521,313		6.280%, 5/1/2040	524,619
1,499,687		6.280%, 8/1/2040	1,515,233
1,431,072		6.540%, 9/1/2027	1,443,671
575,622		6.750%, 6/1/2028	588,316
5,733,095		6.910%, 4/1/2024	5,838,211
416,754		6.910%, 7/1/2033	420,033
218,282		7.050%, 8/1/2031	222,432
307,081		7.110%, 8/1/2032	313,492
		TOTAL	44,717,254
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $89,744,627)	89,798,224
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.6%
		Federal Home Loan Mortgage Corp. REMIC--8.7%
$1,644,940		Series 2539 FK, 5.670%, 10/15/2016	$1,651,272
7,550,571		Series 2571 FB, 5.670%, 2/15/2018	7,593,461
1,035,790		Series 2534 MF, 5.720%, 9/15/2030	1,036,907
400,241		Series 2395 FT, 5.770%, 12/15/2031	403,222
1,922,332		Series 2359 FA, 5.820%, 2/15/2029	1,933,823
2,588,097		Series 2554 FW, 5.820%, 11/15/2029	2,599,439
484,419		Series 2444 FT, 5.850%, 9/15/2029	486,888
147,928		Series 2452 FG, 5.870%, 3/15/2032	149,634
91,331		Series 2191 MF, 5.920%, 12/17/2027	91,400
1,841,669		Series 2396 FL, 5.920%, 12/15/2031	1,866,724
1,141,546		Series 2389 CD, 6.000%, 3/15/2016	1,143,907
328,859		Series 1640 FA, 6.175%, 12/15/2008	330,481
722,473		Series 1146 E, 6.425%, 9/15/2021	722,599
827,633		Series 1611 JA, 6.625%, 8/15/2023	831,353
		TOTAL	20,841,110
		Federal National Mortgage Association REMIC--6.3%
1,187,474		Series 2003-3 PB, 5.000%, 7/25/2012	1,183,601
3,658,519		Series 2003-15 FW, 5.670%, 12/25/2016	3,672,817
1,336,762		Series 1998-22 FA, 5.720%, 4/18/2028	1,345,224
255,432		Series 2002-50 FH, 5.720%, 12/25/2029	255,618
1,002,666		Series 2002-58 LF, 5.720%, 1/25/2029	1,005,009
4,038,637		Series 2002-82 FK, 5.770%, 10/25/2031	4,065,571
1,839,385		Series 2002-74 FV, 5.770%, 11/25/2032	1,852,158
508,016		Series 2001-34 FL, 5.820%, 8/25/2031	513,100
692,068		Series 2001-68 FD, 5.820%, 12/25/2031	699,584
135,587		Series 2002-39 FB, 5.870%, 3/18/2032	137,176
305,796		Series 1993-220 FA, 5.944%, 11/25/2013	308,716
76,192		Series 1994-12 C, 6.250%, 1/25/2009	75,807
		TOTAL	15,114,381
		Government National Mortgage Association REMIC--0.6%
997,096		Series 2001-21 FB, 5.720%, 1/16/2027	1,003,107
397,242		Series 1999-43 FA, 5.770%, 11/16/2029	398,392
		TOTAL	1,401,499
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,265,881)	37,356,990
Principal Amount			Value
		GOVERNMENT AGENCIES--11.7%
		Federal Home Loan Bank--1.9%
$500,000		5.350% 12/28/2007	$499,607
500,000		5.375% 2/28/2008	499,925
1,500,000		5.500% 6/21/2007	1,501,038
1,000,000		5.580% 8/14/2007	999,745
1,000,000		6.500% 8/15/2007	1,006,314
		TOTAL	4,506,629
		Federal Home Loan Bank Floating Rate Notes--3.8% [1]
4,000,000		5.205%, 3/19/2008	4,003,596
5,000,000		5.220%, 4/05/2007	4,999,102
		TOTAL	9,002,698
		Federal Home Loan Mortgage Corp.--0.2%
500,000		5.350%, 12/19/2007	499,464
		Federal Home Loan Mortgage Corp. Discount Notes--2.2% [2]
1,000,000		0.000%, 4/17/2007	988,619
1,000,000		0.000%, 5/1/2007	986,893
1,847,000		0.000%, 6/29/2007	1,807,036
1,603,000		0.000%, 1/7/2008	1,526,114
		TOTAL	5,308,662
		Federal Home Loan Mortgage Corp. Floating Rate Note--1.3% [1]
3,000,000		5.216%, 9/17/2007	3,001,385
		Federal National Mortgage Association--2.3%
2,040,000		3.750%, 5/17/2007	2,030,767
2,000,000		4.840%, 6/22/2007	1,996,293
1,000,000		5.150%, 11/21/2007	999,085
500,000		5.410%, 12/28/2007	499,574
		TOTAL	5,525,719
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $27,840,983)	27,844,557
		MORTGAGE-BACKED SECURITIES--4.1%
		Federal Home Loan Mortgage Corporation--0.8%
1,904,681		6.500%, 15 Year, 9/1/2018	1,945,580
		Federal National Mortgage Association--3.3%
71,224		7.500%, 30 Year, 1/1/2032	73,627
1,200,197		7.500%, 30 Year, 8/1/2032	1,239,579
6,422,239		7.000%, 30 Year, 7/1/2036	6,583,227
		TOTAL	7,896,433
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,942,119)	9,842,013
Principal Amount			Value
		REPURCHASE AGREEMENTS--28.9%
$30,000,000		Interest in $2,675,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	$30,000,000
6,134,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	6,134,000
30,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	30,000,000
3,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan Stanley & Co. Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	3,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	69,134,000
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $233,927,610) [4]	233,975,784
		OTHER ASSETS AND LIABILITIES - NET--2.2%	5,287,931
		TOTAL NET ASSETS--100%	$239,263,715

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities	$164,841,784
Investments in repurchase agreements	69,134,000
Total investments in securities, at value (identified cost $233,927,610)		$233,975,784
Cash		949
Income receivable		2,155,598
Receivable for shares sold		4,290,888
TOTAL ASSETS		240,423,219
Liabilities:
Payable for investments purchased	500,000
Payable for shares redeemed	92,475
Income distribution payable	518,041
Payable for Directors'/Trustees' fees	1,499
Payable for distribution services fee (Note 5)	1,640
Payable for shareholder services fee (Note 5)	5,502
Accrued expenses	40,347
TOTAL LIABILITIES		1,159,504
Net assets for 24,177,836 shares outstanding		$239,263,715
Net Assets Consist of:
Paid-in capital		$244,217,687
Net unrealized appreciation of investments		48,174
Accumulated net realized loss on investments		(5,004,079)
Undistributed net investment income		1,933
TOTAL NET ASSETS		$239,263,715
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$185,344,896 ÷ 18,729,292 shares outstanding, no par value, unlimited shares authorized		$9.90
Institutional Service Shares:
$45,013,671 ÷ 4,548,741 shares outstanding, no par value, unlimited shares authorized		$9.90
Class A Shares:
$8,905,148 ÷ 899,803 shares outstanding, no par value, unlimited shares authorized		$9.90
Offering price per share (100/98.00 of $9.90) [1]		$10.10
Redemption proceeds per share		$9.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$6,288,717
Expenses:
Investment adviser fee (Note 5)		$470,541
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		9,654
Transfer and dividend disbursing agent fees and expenses		31,776
Directors'/Trustees' fees		3,414
Auditing fees		10,607
Legal fees		5,013
Portfolio accounting fees		43,950
Distribution services fee--Class A Shares (Note 5)		6,172
Shareholder services fee--Institutional Service Shares (Note 5)		22,701
Shareholder services fee--Class A Shares (Note 5)		5,570
Share registration costs		24,570
Printing and postage		17,355
Insurance premiums		4,389
Miscellaneous		14,001
TOTAL EXPENSES		785,659
Waivers (Note 5):
Waiver of investment adviser fee	$(429,950)
Waiver of administrative personnel and services fee	(21,509)
Waiver of distribution services fee--Class A Shares	(632)
TOTAL WAIVERS		(452,091)
Net expenses			333,568
Net investment income			5,955,149
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,082
Net change in unrealized depreciation of investments			410,625
Net realized and unrealized gain on investments			411,707
Change in net assets resulting from operations			$6,366,856

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,955,149	$10,703,427
Net realized gain (loss) on investments	1,082	(913,213)
Net change in unrealized appreciation/depreciation of investments	410,625	40,924
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,366,856	9,831,138
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,694,446)	(8,309,719)
Institutional Service Shares	(1,141,242)	(2,254,131)
Class A Shares	(113,585)	(131,905)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,949,273)	(10,695,755)
Share Transactions:
Proceeds from sale of shares	67,966,880	118,174,910
Net asset value of shares issued to shareholders in payment of distributions declared	2,844,921	4,672,808
Cost of shares redeemed	(57,057,520)	(219,171,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,754,281	(96,323,806)
Change in net assets	14,171,864	(97,188,423)
Net Assets:
Beginning of period	225,091,851	322,280,274
End of period (including undistributed (distributions in excess of) net investment income of $1,933 and $(3,943), respectively)	$239,263,715	$225,091,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2007, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity.

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	5,898,700	$58,323,629	10,685,954	$105,637,354
Shares issued to shareholders in payment of distributions declared	168,679	1,668,570	249,280	2,464,760
Shares redeemed	(5,176,088)	(51,182,498)	(18,903,346)	(186,934,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	891,291	$8,809,701	(7,968,112)	$(78,832,175)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	153,342	$1,515,734	965,030	$9,541,883
Shares issued to shareholders in payment of distributions declared	108,956	1,077,764	211,588	2,091,834
Shares redeemed	(340,992)	(3,371,598)	(2,837,952)	(28,056,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(78,694)	$(778,100)	(1,661,334)	$(16,422,869)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	821,898	$8,127,517	303,113	$2,995,673
Shares issued to shareholders in payment of distributions declared	9,965	98,587	11,757	116,214
Shares redeemed	(253,271)	(2,503,424)	(422,892)	(4,180,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	578,592	$5,722,680	(108,022)	$(1,068,762)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,391,189	$13,754,281	(9,737,468)	$(96,323,806)

1 Shares purchased/redeemed prior to September 23, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $233,927,610. The net unrealized appreciation of investments for federal tax purposes was $48,174. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $489,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $440,872.

At July 31, 2006, the Fund had a capital loss carryforward of $4,283,146 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$ 1,673,239
2013	$ 333,472
2014	$ 515,204

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $429,950 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.080% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, FSC voluntarily waived $632 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $3,346 of fees paid by the Fund.

For the six months ended January 31, 2007, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

For the six months ended January 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9. REVERSE SHARE SPLIT

Effective at the close of business on September 23, 2005, the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.98, $1.98 and $1.98 for the Fund's Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse split was $9.91, $9.90 and $9.91 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B888
Cusip 31420B805

G02287-05 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY      /S/ J. CHRISTOPHER DONAHUE
        J. CHRISTOPHER DONAHUE
        PRINCIPAL EXECUTIVE OFFICER

DATE    March 16, 2007

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007